Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding at beginning of year	247,600	185,800	74,000
Granted	43,700	98,900	116,300
Exercised	(4,800)	(37,100)	(4,500)
Outstanding at end of year	286,500	247,600	185,800	74,000
Exercisable at end of year	286,500
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 1	¥ 1	¥ 1
Granted	1	1	1
Exercised	1	1	1
Outstanding at end of year	1	¥ 1	¥ 1	¥ 1
Exercisable at end of year	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding at end of year	27 years 9 months 18 days	28 years 4 months 24 days	29 years	29 years 3 months 18 days
Exercisable at end of year	27 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 324	¥ 555	¥ 222
Outstanding at end of year	802	¥ 324	¥ 555	¥ 222
Exercisable at end of year	¥ 802